Gains or losses on non financial assets and investments, net	12 Months Ended
Dec. 31, 2022
Gains Or Losses On Non Financial Assets And Investments Net
Gains or losses on non financial assets and investments, net

41.	Gains or losses on non financial assets and investments, net

The breakdown of the balance of this item is as follows:

Thousand of reais	2022	2021	2020

Gains	62,951	45,780	285,335
Tangible and intangible assets	62,951	45,780	36,778
Investments	-	-	248,557
Losses	(40,596)	(60,893)	(54,622)
Tangible and intangible assets	(40,596)	(32,863)	(14,517)
Investments	-	(28,030)	(40,105)
Total	22,355	(15,113)	230,713